COMMON SHARES	12 Months Ended
Dec. 31, 2012
COMMON SHARES
COMMON SHARES

17.                               COMMON SHARES

In 2004, the Company issued 4,642,176 common shares at par value of $0.00139482 per share to the Founders of the Group in connection with the establishment of Pactera International, and the proceeds of $1 from the subscription receivable at $1 was received in 2010.

In connection with the acquisition of the remaining equity interest in HiSoft Holdings, the Company issued 1,114,983 common shares with a fair value of $1.81 per share to Tianhai in June 2007.  A further 286,469 common shares with a fair value of $3.92 was issued to Tianhai in February 2008 as part of the earn-out payment for the acquisition.

In June 2010, the Company completed its IPO of ADS and listed the ADSs on the Nasdaq Global Select Market.  Each ADS represents 1 common shares of the Company.  The Company offered 8,717,971 ADSs, representing 8,717,971 common shares, and certain selling shareholders offered 1,362,183 ADSs, representing 1,362,183 common shares.  Total net proceeds received were $62,332, net of offering costs of $10,284.  In addition, all Series A, A-1, B, and C convertible redeemable preferred shares were automatically converted into 22,130,399 common shares upon the IPO.

In December 2010, the Company and certain selling shareholders of the Company completed a follow-on public offering and the Company issued 681,091 ADSs, representing 681,091 common shares.  Total net proceeds received were $12,298, net of offering costs of $702.

During 2010, 226,256 common shares were issued in connection with the exercise of option and vesting of nonvested shares previously granted under the Share Incentive Plan.

The Company issued 2,150,814, 1,075,406 and 2,070,467 common shares in 2012, 2011 and 2010, respectively, for future delivery to the employees upon exercise of vested share options or grant of nonvested shares as set out in Note 15.

In connection with the merger of equals with VanceInfo, the Company effected a 13.9482 to 1 common share consolidation and changed the ratio of the Company’s ADSs representing common shares from one ADS for nineteen common shares to one ADS for one common share. As a result, the shares data and the basic and diluted net income per share were adjusted retroactively for all periods presented.